S&P 500 EX-ENERGY ETF
S&P 500 EX-ENERGY ETF
Investment Objective
ProShares S&P 500® Ex-Energy ETF (the “Fund”) seeks investment results, before fees and expenses, that track the performance of the S&P 500® Ex-Energy Index (the “Index”).
Fees and Expenses of the Fund
The table below describes the fees and expenses that you may pay if you buy or hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	S&P 500 EX-ENERGY ETF S&P 500 ex-Energy ETF
Management Fees	0.27%
Other Expenses	none
Total Annual Fund Operating Expenses	0.27%

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of each period. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your approximate costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
S&P 500 EX-ENERGY ETF | S&P 500 ex-Energy ETF | USD ($)	28	87	152	343

The Fund pays transaction costs associated with the purchase and sale of securities. In addition, investors may pay brokerage commissions on their purchases and sales of the Fund’s shares. These costs are not reflected in the table or the example above.
Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the example above, affect the Fund’s performance. During the period from September 22, 2015 (the Fund’s inception date) to May 31, 2016, the Fund’s portfolio turnover rate was 4% of the average value of its entire portfolio.
Principal Investment Strategies
The Index and Fund seek to provide exposure to the companies of the S&P 500® Index (the “S&P 500®”) with the exception of those companies included in the Energy Sector. The S&P 500® is a measure of large-cap U.S. stock market performance. It is a float-adjusted, market capitalization-weighted index of 500 U.S. operating companies and real estate investment trusts selected through a process that factors in criteria such as liquidity, price, market capitalization and financial viability.

The Index classifies each company in the S&P 500® as part of a particular sector, using S&P’s Global Industry Classification Standards (“S&P GICS”) to define companies within a sector. The following sectors are included within S&P GICS: consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, real estate, telecommunication services, and utilities. A sector is comprised of multiple industries. For example, the Energy Sector is comprised of companies in, among others, the natural gas, oil and petroleum industries. The Index consists of companies from each of the sectors other than the Energy Sector. Each security in the Index is market-cap weighted according to the same rules as the S&P 500®.

The Index was formed in August 2015. Accordingly, the Index has limited historical performance. The Index is published under the Bloomberg ticker symbol “SPXXEGT.”

The Fund invests in securities that ProShare Advisors believes should track the performance of the Index. Under normal circumstances, the Fund will invest at least 80% of its total assets in component securities (i.e., securities of the Index and comparable securities that have economic characteristics that are substantially identical to the economic characteristics of the securities of the Index).

The securities that the Fund will principally invest in are set forth below.
  Equity Securities — The Fund invests in common stocks issued by public companies.
ProShare Advisors follows a passive approach to investing that is designed to track the performance of the Index. The Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in securities that make up the Index, holding each security in approximately the same proportion as its weighting in the Index. ProShare Advisors does not invest the assets of the Fund in securities based on ProShare Advisors’ view of the investment merit of a particular security or company, nor does it conduct conventional investment research or analysis. In addition, ProShares Advisors does not forecast market movement or trends in managing the assets of the Fund. The Fund seeks to remain fully invested at all times in securities that provide exposure to the Index without regard to market conditions, trends or direction.

The Fund will concentrate its investments in a particular industry, group of industries, country or region to approximately the same extent as the Index is so concentrated. As of the close of business on May 31, 2016, the Index was not concentrated in an industry group.

Please see “Investment Objectives, Principal Investment Strategies and Related Risks” in the back of the Fund’s Full Prospectus for additional details.
Principal Risks
You could lose money by investing in the Fund.
  Correlation Risk — A number of factors may affect the Fund’s ability to achieve a high degree of correlation with the Index, and there is no guarantee that the Fund will achieve a high degree of correlation. Failure to achieve a high degree of correlation may prevent the Fund from achieving its investment objective. The factors that may adversely affect the Fund’s correlation with the Index include fees, expenses, transaction costs, income items, valuation methodology, accounting standards and disruptions or illiquidity in the markets for the securities in which the Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the types of securities that make up the Index in approximately the same proportion as their weighting in the Index, at times, the Fund may not have investment exposure to all securities in the Index, or its weighting of investment exposure to securities may be different from that of the Index. In addition, the Fund may invest in securities not included in the Index. The Fund may take or refrain from taking positions in order to improve tax efficiency, or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with the Index. The Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to the Index and may be impacted by Index reconstitutions and other changes to the Index. Any of these factors could decrease correlation between the performance of the Fund and the Index and may hinder the Fund’s ability to meet its investment objective.
  Early Close/Late Close/Trading Halt Risk — An exchange or market may close early, close late or issue trading halts on specific securities, or the ability to buy or sell certain securities may be restricted, which may result in the Fund being unable to buy or sell certain securities. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.
  Equity and Market Risk — The equity markets are volatile, and the value of securities correlated with the equity markets may fluctuate dramatically from day-to-day. Equity markets are subject to corporate, political, regulatory, market and economic developments, as well as developments that impact specific economic sectors, industries or segments of the market. Further, stocks in the Index may underperform other equity investments. Volatility in the markets and/or market developments may cause the value of an investment in the Fund to decrease.
  Index Performance Risk — There is no guarantee or assurance that the methodology used to create the Index will result in the Fund achieving high, or even positive, returns. The Index may underperform, and the Fund could lose value, while other indices or measures of market performance increase in value.
  Large-Cap Company Investment Risk — The Index and, by extension, the Fund are exposed to stocks of large-cap companies. There is a chance that returns from large-cap stocks will trail returns from the overall stock market. Large-cap stocks tend to go through cycles of doing better — or worse — than other segments of the stock market or the stock market in general. These periods have, in the past, lasted for as long as several years.
  Liquidity Risk — In certain circumstances, such as the disruption of the orderly markets for the securities in which the Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of ProShare Advisors. Markets for the securities in which the Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent the Fund from limiting losses, realizing gains or achieving a high correlation with the Index.
  Market Price Variance Risk — Fund shares are listed for trading on NYSE Arca and can be bought and sold in the secondary market at market prices. The market price of shares will fluctuate in response to changes in the value of the Fund’s holdings, supply and demand for shares and other market factors. ProShare Advisors cannot predict whether shares will trade above, below or at a price equal to the value of the Fund’s holdings. Given the fact that shares can be created and redeemed in Creation Units, as defined below, ProShare Advisors believes that large discounts or premiums to the value of the Fund’s holdings should not be sustained. The Fund’s investment results are measured based upon the daily net asset value (“NAV”) of the Fund. Investors purchasing and selling shares in the secondary market may not experience investment results consistent with those experienced by Authorized Participants creating and redeeming directly with the Fund.
  Portfolio Turnover Risk — Active market trading of the Fund’s shares may cause more frequent creation or redemption activities that could, in certain circumstances, increase the number of portfolio transactions. High levels of transactions increase brokerage costs and may result in increased taxable capital gains.
  Valuation Risk — In certain circumstances, portfolio securities may be valued using techniques other than market quotations. The value established for a portfolio security may be different from what would be produced through the use of another methodology or if it had been priced using market quotations. Portfolio securities that are valued using techniques other than market quotations, including “fair valued” securities, may be subject to greater fluctuation in their value from one day to the next than would be the case if market quotations were used. In addition, there is no assurance that the Fund could sell a portfolio security for the value established for it at any time, and it is possible that the Fund would incur a loss because a portfolio security is sold at a discount to its established value.
  Tax Risk — In order to qualify for the special tax treatment accorded a regulated investment company (“RIC”) and its shareholders, the Fund must derive at least 90% of its gross income for each taxable year from “qualifying income,” meet certain asset diversification tests at the end of each taxable quarter, and meet annual distribution requirements. The Fund’s pursuit of its investment strategies will potentially be limited by the Fund’s intention to qualify for such treatment and could adversely affect the Fund’s ability to so qualify. The Fund can make certain investments, the treatment of which for these purposes is unclear. If, in any year, the Fund were to fail to qualify for the special tax treatment accorded a RIC and its shareholders, and were ineligible to or were not to cure such failure, the Fund would be taxed in the same manner as an ordinary corporation subject to U.S. federal income tax on all its income at the fund level. The resulting taxes could substantially reduce the Fund’s net assets and the amount of income available for distribution. In addition, in order to requalify for taxation as a RIC, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make certain distributions. Please see the Statement of Additional Information for more information.
Please see “Investment Objectives, Principal Investment Strategies and Related Risks” for additional details.
Investment Results
Performance history will be available for the Fund after it has been in operation for a full calendar year. After the Fund has a full calendar year of performance information, performance information will be shown on an annual basis.